SUPPLEMENT DATED MAY 30, 2025
TO

PROSPECTUS AND UPDATING SUMMARY PROSPECTUS EACH DATED MAY 1, 2025,
FOR PRIME VARIABLE UNIVERAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY

VARIABLE ACCOUNT I

Appendix A to the Prospectus is updated as follows:

The Current Expenses number for BlackRock Global Allocation V.I. Fund Class III is 1.02%3.

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3This Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver.  Please refer to the Fund’s prospectus for more information.

THE POLICY REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE